Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019
Cash flows from operating activities:
Net income (loss)	$ (3,965)		$ 24,530
Successor [Member]
Cash flows from operating activities:
Net income (loss)	(3,965)		24,530
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	6,460		38,476
Shares issued for transaction costs	2,175
Stock-based compensation			2,113
(Gain) on disposal of assets	(281)		(356)
Accrued interest	1,899		2,484
Deferred tax expense (benefit)			(1,077)
Allowance for doubtful receivables			476
Provision for obsolete service inventories			1,057
Other operating activities, net	603		(1,848)
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	801		(41,440)
(Increase) in inventories	(35)		(7,964)
(Increase) decrease in prepaid expenses	462		(2,289)
(Increase) in other current assets	(8,387)		(8,651)
(Increase) decrease in other long-term assets and liabilities	2,039		702
Increase in accounts payable and accrued expenses	13,397		20,009
Increase (decrease) in other current liabilities	(844)		(2,050)
Net cash provided by operating activities	14,324		24,172
Cash flows from investing activities:
Capital expenditures	(2,157)		(56,513)
Proceeds from disposal of assets			1,273
Proceeds from the Company's Trust account	231,782
Acquisition of business, net of cash acquired	(282,190)
Other investing activities	330		(285)
Net cash used in investing activities	(52,235)		(55,525)
Cash flows from financing activities:
Proceeds from long-term debt	50,000		365,000
Repayments of long-term debt			(278,039)
Net change in short-term borrowings			(7,013)
Proceeds from issuance of shares	48,294
Redemption of ordinary shares	(19,380)
Payment of deferred underwriting fees	(5,333)
Dividend paid
Other financing activities, net	1,185		(3,825)
Net cash provided by (used in) financing activities	74,766		76,123
Effect of exchange rate changes on cash			(19)
Net increase (decrease) in cash	36,855		44,751
Cash and cash equivalents, beginning of period	46		24,892
Cash and cash equivalents, end of period	36,901	$ 46	69,643
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid	143		8,317
Income taxes paid	3,061		$ 13,890
Predecessor [Member] | NPS Holdings Limited [Member]
Cash flows from operating activities:
Net income (loss)		6,736
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		17,284
Shares issued for transaction costs
Stock-based compensation
(Gain) on disposal of assets
Accrued interest		3,350
Deferred tax expense (benefit)
Allowance for doubtful receivables		2,402
Provision for obsolete service inventories
Other operating activities, net		1,442
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable		(15)
(Increase) in inventories		(2,080)
(Increase) decrease in prepaid expenses		(759)
(Increase) in other current assets		(16,257)
(Increase) decrease in other long-term assets and liabilities		(544)
Increase in accounts payable and accrued expenses		7,335
Increase (decrease) in other current liabilities		1,932
Net cash provided by operating activities		20,826
Cash flows from investing activities:
Capital expenditures		(9,861)
Proceeds from disposal of assets
Proceeds from the Company's Trust account
Acquisition of business, net of cash acquired		(1,098)
Other investing activities		3,043
Net cash used in investing activities		(7,916)
Cash flows from financing activities:
Proceeds from long-term debt		47,063
Repayments of long-term debt
Proceeds from issuance of shares
Redemption of ordinary shares
Payment of deferred underwriting fees		(164)
Dividend paid		(48,210)
Other financing activities, net		(4,429)
Net cash provided by (used in) financing activities		(5,740)
Effect of exchange rate changes on cash		(16)
Net increase (decrease) in cash		7,154
Cash and cash equivalents, beginning of period	$ 31,656	24,502
Cash and cash equivalents, end of period		31,656
Supplemental disclosure of cash flow information (also refer Note 3):
Interest paid		3,636
Income taxes paid		$ 345